Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)			12 Months Ended
	Jan. 25, 2023	Sep. 21, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Cash equivalents
Federally insured limit			250,000
Offering costs			9,700,250
Derivative warrant liabilities			197,000	(5,713,000)
Deferred underwriting fee		$ 10,062,500
Unrecognized tax benefits
Aggregate of potentially diluted shares (in Shares)			9,850,000
IPO [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs					$ 590,000
Number of shares issued (in Shares)	200,000
Redeemable Class A Ordinary Shares [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Derivative warrant liabilities					$ 15,800,000
Class A Ordinary Shares [Member] | Private Placement [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Number of shares issued (in Shares)			800,000
Class A Common Stock Subject to Possible Redemption [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Class A ordinary shares subject to possible redemption (in Shares)			1,872,928	28,750,000